Schedule of Segment Reporting (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Cost of revenues		$ 120,645	$ 123,484	$ 113,045
Selling and marketing expenses		2,111	1,267	1,137
General and administrative expenses		16,472	4,335	5,370
Research and development expenses		1,072	1,098	1,314
Share-based compensation		351	322	258
Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues		122,799	124,737	113,541
Cost of revenues		120,645	123,484	113,045
Selling and marketing expenses	[1]	1,284	1,267	1,137
General and administrative expenses	[1]	8,364	4,335	5,370
Research and development expenses	[1]	606	1,098	1,314
Share-based compensation		9,401
Other expenses/(income), net	[2]	(928)	5,659	3,224
Net loss		$ (16,573)	$ (11,106)	$ (10,549)

[1]	Excludes share-based compensation expenses.
[2]	Includes total other (expenses) income, net and income tax expenses.